Capital management and fair values of financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 12,448,565	R$ 12,757,687
Financial assets, fair value	11,245,528	12,067,446
Loans and advances to customers, net of provisions for expected loss	21,379,916	16,535,430
Financial liabilities, accounting value	37,826,082
Financial liabilities, fair value	37,768	66,545
Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	9,545,890	10,659,543
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,612,320	1,330,516
Financial liabilities, fair value	37,768	66,545
Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	87,318	77,387
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	37,768	66,545
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	37,788,314	27,272,171
Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	42,361,081	35,090,180
Financial liabilities, accounting value		27,338,716
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	1,545,982	942,752
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	9,699,546	11,137,938
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	31,115,553	23,009,490
Liabilities with financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	7,906,897
Liabilities with financial institutions | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	7,906,897	5,341,464
Liabilities with financial institutions | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value		5,341,464
Liabilities with customer
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	23,642,804
Liabilities with customer | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	23,642,804	18,333,543
Liabilities with customer | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value		18,333,543
Securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	6,202,165
Securities issued | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	6,202,165	3,572,093
Securities issued | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value		3,572,093
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	37,768
Derivatives | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		66,545
Derivatives | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	37,768
Financial liabilities, fair value		66,545
Derivatives | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	37,768	66,545
Derivatives | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value		66,545
Long-term borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	36,448
Long-term borrowings | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value	36,448	25,071
Long-term borrowings | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, accounting value		25,071
Fair value through other comprehensive income - FVOCI [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	9,699,546	11,094,204
Fair value through other comprehensive income - FVOCI [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	9,112,343	10,568,162
Fair value through other comprehensive income - FVOCI [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	587,203	556,129
Fair value through other comprehensive income - FVOCI [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	9,699,546	11,137,938
Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	9,699,546	11,137,938
Current financial assets at fair value through other comprehensive income	9,699,546	11,137,938
Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,458,664	778,417
Fair value through profit or loss - FVTPL [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	433,547	90,978
Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,025,117	687,439
Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,458,664	778,417
Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	1,458,664	778,417
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,458,664	778,417
Amortized cost [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	1,290,355
Amortized cost [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	1,290,355	841,332
Amortized cost, assets	1,290,355	841,332
Cash and cash equivalents | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	1,331,648	500,446
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	1,331,648	500,446
Amounts due from financial institution | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	4,258,856	2,051,862
Amounts due from financial institution | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	4,258,856	2,051,862
Compulsory deposits at Banco Central do Brasil.. | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	2,854,778	2,399,488
Compulsory deposits at Banco Central do Brasil.. | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	2,854,778	2,399,488
Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Securities		12,757,687
Financial assets, fair value	11,158,210
Securities [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		11,914,753
Securities [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	9,545,890
Securities [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,612,320	11,914,753
Securities [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Securities	12,448,565	12,757,687
Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	1,458,664	778,417
Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	9,699,546	11,137,938
Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	1,290,355	841,332
Financial Treasury Bills (LFT) | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	37,131	65,729
Financial Treasury Bills (LFT) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	4,652,445	6,201,734
Financial Treasury Bills (LFT) | Fair value through other comprehensive income - FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	4,652,445
Financial Treasury Bills (LFT) | Fair value through other comprehensive income - FVOCI [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		6,201,734
Financial Treasury Bills (LFT) | Fair value through other comprehensive income - FVOCI [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	4,652,445	6,201,734
Financial Treasury Bills (LFT) | Fair value through other comprehensive income - FVOCI [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	4,652,445	6,201,734
Financial Treasury Bills (LFT) | Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	4,652,445	6,201,734
Current financial assets at fair value through other comprehensive income	4,652,445	6,201,734
Financial Treasury Bills (LFT) | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	37,131
Financial Treasury Bills (LFT) | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		40,384
Financial Treasury Bills (LFT) | Fair value through profit or loss - FVTPL [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	37,131	40,384
Financial Treasury Bills (LFT) | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	37,131	40,384
Financial Treasury Bills (LFT) | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	37,131
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	37,131	40,384
National Treasury Bills (LTN) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	589,496	412,963
National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	589,496
National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		412,964
National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	589,496	412,964
National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	589,496	412,963
National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	589,496
Current financial assets at fair value through other comprehensive income	589,496	412,963
National Treasury Bills (LTN) | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities		403
National Treasury Notes (NTN) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	3,541,780	3,675,236
National Treasury Notes (NTN) | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	645,373	605,092
National Treasury Notes (NTN) | Fair value through other comprehensive income - FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,541,780
National Treasury Notes (NTN) | Fair value through other comprehensive income - FVOCI [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		3,675,236
National Treasury Notes (NTN) | Fair value through other comprehensive income - FVOCI [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,541,780	3,675,236
National Treasury Notes (NTN) | Fair value through other comprehensive income - FVOCI [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,541,780	3,675,236
National Treasury Notes (NTN) | Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	3,541,780	3,675,236
Current financial assets at fair value through other comprehensive income	3,541,780	3,675,236
National Treasury Notes (NTN) | Amortized cost [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	645,373	605,092
National Treasury Notes (NTN) | Amortized cost [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	645,373	605,092
Amortized cost, assets	645,373	605,092
Debentures | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	435,755	273,716
Debentures | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	684,153	440,093
Debentures | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	112,914	185,136
Debentures | Fair value through other comprehensive income - FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	684,153
Debentures | Fair value through other comprehensive income - FVOCI [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		440,095
Debentures | Fair value through other comprehensive income - FVOCI [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	328,622	229,862
Debentures | Fair value through other comprehensive income - FVOCI [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	355,531	210,233
Debentures | Fair value through other comprehensive income - FVOCI [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	684,153	440,093
Debentures | Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	684,153	440,093
Current financial assets at fair value through other comprehensive income	684,153	440,093
Debentures | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	435,755
Debentures | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		65,729
Debentures | Fair value through profit or loss - FVTPL [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	51,099
Debentures | Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	384,656	65,729
Debentures | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	435,755	65,729
Debentures | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	435,755	65,729
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	435,755	65,729
Debentures | Amortized cost [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	112,914	185,136
Debentures | Amortized cost [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	112,914	185,136
Amortized cost, assets	112,914	185,136
Certificates of Real Estate Receivables | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	44,453	41,579
Certificates of Real Estate Receivables | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	203,350	307,667
Certificates of Real Estate Receivables | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	0	11,353
Certificates of Real Estate Receivables | Fair value through other comprehensive income - FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	203,350
Certificates of Real Estate Receivables | Fair value through other comprehensive income - FVOCI [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		307,736
Certificates of Real Estate Receivables | Fair value through other comprehensive income - FVOCI [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		48,366
Certificates of Real Estate Receivables | Fair value through other comprehensive income - FVOCI [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	203,350	259,370
Certificates of Real Estate Receivables | Fair value through other comprehensive income - FVOCI [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	203,350	307,667
Certificates of Real Estate Receivables | Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	203,350	307,667
Current financial assets at fair value through other comprehensive income	203,350	307,667
Certificates of Real Estate Receivables | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	44,453
Certificates of Real Estate Receivables | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		41,579
Certificates of Real Estate Receivables | Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	44,453	41,579
Certificates of Real Estate Receivables | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	44,453	41,579
Certificates of Real Estate Receivables | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	44,453	41,579
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	44,453	41,579
Certificates of Real Estate Receivables | Amortized cost [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets		11,353
Certificates of Real Estate Receivables | Amortized cost [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities		11,353
Amortized cost, assets		11,353
Investment fund quotas | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	529,903	298,992
Investment fund quotas | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	0	13,719
Investment fund quotas | Fair value through other comprehensive income - FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	5,771
Investment fund quotas | Fair value through other comprehensive income - FVOCI [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	5,771
Investment fund quotas | Fair value through other comprehensive income - FVOCI [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	5,771	13,719
Investment fund quotas | Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities		13,719
Current financial assets at fair value through other comprehensive income	5,771	13,719
Investment fund quotas | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	529,903
Investment fund quotas | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		298,992
Investment fund quotas | Fair value through profit or loss - FVTPL [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	341,185	50,191
Investment fund quotas | Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	188,718	248,801
Investment fund quotas | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	529,903	298,992
Investment fund quotas | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	529,903	298,992
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	529,903	298,992
Financial Bills | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	101,467	40,384
Financial Bills | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	5,771	56,439
Financial Bills | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	0	11,676
Financial Bills | Fair value through other comprehensive income - FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	22,551
Financial Bills | Fair value through other comprehensive income - FVOCI [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		56,439
Financial Bills | Fair value through other comprehensive income - FVOCI [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	22,551	56,439
Financial Bills | Fair value through other comprehensive income - FVOCI [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	22,551	56,439
Financial Bills | Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	5,771	56,439
Current financial assets at fair value through other comprehensive income	22,551	56,439
Financial Bills | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	101,467
Financial Bills | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		25,092
Financial Bills | Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	101,467	25,092
Financial Bills | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	101,467	25,092
Financial Bills | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	101,467	40,384
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	101,467	25,092
Financial Bills | Amortized cost [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets		11,676
Financial Bills | Amortized cost [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities		11,676
Amortized cost, assets		11,676
Derivatives | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets		86,948
Derivatives | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets		86,948
Derivatives | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets		86,948
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	87,318
Other assets [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		77,387
Other assets [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	87,318	77,387
Other assets [member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	87,318	77,387
Other assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	87,318	77,387
Certificates of Agricultural Receivables | Fair value through other comprehensive income - FVOCI [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		30,087
Certificates of Agricultural Receivables | Fair value through other comprehensive income - FVOCI [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		30,087
Certificates of Agricultural Receivables | Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		30,087
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	237,750
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		273,716
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	237,750	273,716
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	237,750	273,716
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	237,750	273,716
Bank Deposit Certificates | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	44,638	25,092
Bank Deposit Certificates | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	44,638
Bank Deposit Certificates | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		10,648
Bank Deposit Certificates | Fair value through profit or loss - FVTPL [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	3,523
Bank Deposit Certificates | Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	41,115	10,648
Bank Deposit Certificates | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	44,638	10,648
Bank Deposit Certificates | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	44,638	25,092
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	44,638	10,648
Commercial Promissory Note | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	5,157	0
Commercial Promissory Note | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	22,551	30,087
Commercial Promissory Note | Fair value through other comprehensive income - FVOCI [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	22,551	30,087
Commercial Promissory Note | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	5,157
Commercial Promissory Note | Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	5,157
Commercial Promissory Note | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	5,157
Commercial Promissory Note | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	5,157	10,648
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	5,157
Agribusiness Credit Bills (LCA) | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	20,413	14,552
Agribusiness Credit Bills (LCA) | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	20,413
Agribusiness Credit Bills (LCA) | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		14,552
Agribusiness Credit Bills (LCA) | Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	20,413	14,552
Agribusiness Credit Bills (LCA) | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	20,413	14,552
Agribusiness Credit Bills (LCA) | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	20,413	14,552
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	20,413	14,552
Real Estate Credit Bills (LCI) | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	1,613	7,322
Real Estate Credit Bills (LCI) | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,613
Real Estate Credit Bills (LCI) | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		7,322
Real Estate Credit Bills (LCI) | Fair value through profit or loss - FVTPL [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	225
Real Estate Credit Bills (LCI) | Fair value through profit or loss - FVTPL [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,388	7,322
Real Estate Credit Bills (LCI) | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,613	7,322
Real Estate Credit Bills (LCI) | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	1,613	7,322
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,613	7,322
Others fair value through profit or loss | Fair value through profit or loss - FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	384
Others fair value through profit or loss | Fair value through profit or loss - FVTPL [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		403
Others fair value through profit or loss | Fair value through profit or loss - FVTPL [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	384	403
Others fair value through profit or loss | Fair value through profit or loss - FVTPL [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	384
Others fair value through profit or loss | Fair value through profit or loss - FVTPL [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	384	403
Rural Product Bill | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	532,068	28,075
Rural Product Bill | Amortized cost [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	532,068	28,075
Rural Product Bill | Amortized cost [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	532,068	28,075
Amortized cost, assets	532,068	28,075
Loans and advances to customers | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets		17,216,362
Loans and advances to customers, net of provisions for expected loss	21,379,916
Loans and advances to customers | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets		R$ 17,216,362
Loans and advances to customers, net of provisions for expected loss	R$ 21,379,916